Notes Payable - Narrative (Details) - Motherlode Promissory Note - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 12, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Notes Payable
Loan amount	$ 1,000
Interest rate (%)	6.00%
Equal monthly installments	$ 19
Interest expense				$ 50	$ 42
Remaining loan balance				700	$ 900
Nonrelated Party
Notes Payable
Loan amount	$ 1,000
Interest rate (%)	6.00%
Equal monthly installments	$ 19
Interest expense		$ 10	$ 13
Remaining loan balance		$ 600		$ 700